SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through January 31, 2020, the date the financial statements were available to be issued. No events require adjustment to or disclosure in the consolidated financial statements.